Income Taxes - Schedule of Income Tax Expenses Benefits (Details) (10-K 2019) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Current tax expense	$ (1,902)		$ 35,456
Deferred tax expense (benefits)	(7,964)	47,866	129,812	(43,930)
Total income taxes	$ (9,866)	$ 47,866	$ 165,268	$ (43,930)